Shareholders’ equity (deficiency) - Schedule of RSU Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, options and RSUs outstanding (in shares)	17,762,004,000
Grants in period, Weighted average grant date fair value (in USD per share)	$ 10.63	$ 5.75	$ 6.02
Ordinary shares and vested restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares (in shares)	15,000,000	15,000,000
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of year (in shares)	8,160,149
Granted (in shares)	3,289,358
Vested (in shares)	3,327,010
Forfeited (in shares)	832,526
Outstanding at end of year (in shares)	7,289,971	8,160,149
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value	$ 6.81
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value	7.99	$ 5.97
Grants in period, Weighted average grant date fair value (in USD per share)	10.63
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value	$ 5.95